Revenues	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Revenues
8.	Revenues
A typical sales arrangement involves multiple elements, such as sales of the Company’s inertial motion sensor units, motion capture suits, software licenses, professional services, cloud-based subscription, and subscription and support services which entitles customers to unspecified upgrades, patch releases and telephone-based support. The following table depicts the disaggregation of revenue according to revenue type (in thousands):

	Years Ended December 31,
	2022	2021
Revenues:
Product	$34,283	$28,848
Service	6,183	5,566

Total revenues	$40,466	$34,414

The Company’s Product revenues are generally recognized at a point in time, while Service revenues are generally recognized over time.
Revenue recognized during the year ended December 31, 2022, from deferred revenue balances as of December 31, 2021 was $2.4 million. Revenue recognized during the year ended December 31, 2021, from deferred revenue balances as of December 31, 2020 was $2.0 million.